Offerings - Offering: 1	Nov. 07, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common stock, $0.01 par value ("Common Stock")
Amount Registered | shares	22,080,147
Proposed Maximum Offering Price per Unit	7.56
Maximum Aggregate Offering Price	$ 166,925,911.32
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,052.47
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act of 1933, as amended (the "Securities Act"), on the basis of the average of the high and low prices for a share of the registrant's Common Stock on November 5, 2025, as reported on the New York Stock Exchange. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant initially deferred payment of all of the registration fees for the Registration Statement (File No. 333-286918) filed by the registrant on May 2, 2025.